Financial instruments - Additional Information (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Net Liabilities denominated in foreign currencies	$ 14,362	$ 31,602
Cash and cash equivalents	4,345	1,657	$ 5,241	$ 7,361
Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Net Liabilities denominated in foreign currencies	$ 8,400	$ 11,400
Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	10.00%	10.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	1.00%	1.00%
Favourable/adverse effect on profit before tax and equity	$ 43,446	$ 16,575